COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Payments Under Operating Leases) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
COMMITMENTS AND CONTINGENCIES [Abstract]
2016	$ 1,337
2017	343
2018	287
2019	89
Lease Commitments	$ 2,056